UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     May 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $1,312,719 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    54496  1300000 SH       SOLE                  1300000        0        0
AES CORP                       COM              00130H105    24750  2250000 SH       SOLE                  2250000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    47555  1540000 SH       SOLE                  1540000        0        0
BIOVAIL CORP                   COM              09067J109    52406  3125000 SH       SOLE                  3125000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108      777    55500 SH       SOLE                    55500        0        0
BLOCK H & R INC                COM              093671105    53400  3000000 SH       SOLE                  3000000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    21889  1381000 SH       SOLE                  1381000        0        0
COCA COLA ENTERPRISES INC      COM              191219104    67767  2450000 SH       SOLE                  2450000        0        0
D R HORTON INC                 COM              23331A109    32760  2600000 SH       SOLE                  2600000        0        0
FISERV INC                     COM              337738108    10152   200000 SH  CALL SOLE                   200000        0        0
FISERV INC                     COM              337738108    54567  1075000 SH       SOLE                  1075000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    30408  1095400 SH       SOLE                  1095400        0        0
HEWITT ASSOCS INC              COM              42822Q100    43758  1100000 SH       SOLE                  1100000        0        0
INVESCO LTD                    SHS              G491BT108    38343  1750000 SH       SOLE                  1750000        0        0
JACK IN THE BOX INC            COM              466367109    14130   600000 SH       SOLE                   600000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    50201  1050000 SH       SOLE                  1050000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     2734    50012 SH       SOLE                    50012        0        0
MCDERMOTT INTL INC             COM              580037109     6730   250000 SH       SOLE                   250000        0        0
MERCK & CO INC NEW             COM              58933Y105     5304   142013 SH       SOLE                   142013        0        0
NBTY INC                       COM              628782104     3350    69819 SH       SOLE                    69819        0        0
NCR CORP NEW                   COM              62886E108    23460  1700000 SH       SOLE                  1700000        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103    41350  2500000 SH       SOLE                  2500000        0        0
NEWS CORP                      CL A             65248E104    60522  4200000 SH       SOLE                  4200000        0        0
PACTIV CORP                    COM              695257105    40288  1600000 SH       SOLE                  1600000        0        0
PETSMART INC                   COM              716768106    28764   900000 SH       SOLE                   900000        0        0
PFIZER INC                     COM              717081103    44762  2610000 SH       SOLE                  2610000        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108    57360  1000000 SH       SOLE                  1000000        0        0
QUESTAR CORP                   COM              748356102     8640   200000 SH       SOLE                   200000        0        0
SYMANTEC CORP                  COM              871503108    16928  1000000 SH       SOLE                  1000000        0        0
TEXTRON INC                    COM              883203101    30253  1425000 SH       SOLE                  1425000        0        0
THOMSON REUTERS CORP           COM              884903105    34485   950000 SH       SOLE                   950000        0        0
TORCHMARK CORP                 COM              891027104    69986  1307900 SH       SOLE                  1307900        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    96976  3800000 SH       SOLE                  3800000        0        0
WESTERN UN CO                  COM              959802109    66992  3950000 SH       SOLE                  3950000        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    24406   780000 SH       SOLE                   780000        0        0
YAHOO INC                      COM              984332106    52070  3150000 SH       SOLE                  3150000        0        0